VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)

Number
of Shares Value
COMMON STOCKS : 98.6%
Argentina : 0.1%
Cresud SACIF y A (ADR) 3,473 $ 23,235
YPF SA (ADR) * † 7,337 89,878
113,113
Australia : 7.1%
Alumina Ltd. * † 54,452 33,247
Ampol Ltd. 4,443 96,290
Bega Cheese Ltd. † 14,859 24,050
BHP Group Ltd. 118,236 3,334,001
BlueScope Steel Ltd. 10,606 131,840
Costa Group Holdings Ltd. 22,403 45,110
Elders Ltd. † 8,965 33,286
Evolution Mining Ltd. 38,511 80,701
Fortescue Metals Group Ltd. 36,926 492,730
Glencore Plc (GBP) 173,703 989,518
GrainCorp Ltd. 12,896 58,496
IGO Ltd. † 13,747 110,740
Inghams Group Ltd. 20,049 42,780
Lynas Rare Earths Ltd. * † 21,646 93,838
Mineral Resources Ltd. † 3,869 166,775
Newcrest Mining Ltd. 19,015 300,752
Northern Star Resources
Ltd. † 24,436 162,879
Nufarm Ltd. 18,316 55,701
Origin Energy Ltd. 31,968 180,696
Perseus Mining Ltd. 29,090 30,490
Pilbara Minerals Ltd. † 62,298 170,608
Rio Tinto Plc (GBP) 24,206 1,520,514
Santos Ltd. 57,262 289,759
South32 Ltd. 105,444 228,543
Washington H Soul Pattinson
& Co. Ltd. † 4,293 89,896
Woodside Energy Group
Ltd. † 34,596 807,459
Worley Ltd. 6,816 75,966
9,646,665
Austria : 0.2%
Mayr Melnhof Karton AG 266 35,927
OMV AG 2,630 125,799
Verbund AG 1,312 106,885
voestalpine AG 2,473 67,423
336,034
Brazil : 3.3%
Adecoagro SA (USD) † 6,249 73,051
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 3,300 18,936
BRF SA (ADR) * † 66,639 136,610
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP (ADR) 7,972 96,621
Cia Siderurgica Nacional SA
(ADR) † 30,942 73,951
Cosan SA 22,300 76,365
CSN Mineracao SA 11,200 10,853
Engie Brasil Energia SA 2,050 16,969
Gerdau SA (ADR) 26,986 128,723
Minerva SA 15,400 24,891
Neoenergia SA 6,600 24,276
Number
of Shares Value
Brazil (continued)
Petroleo Brasileiro SA (ADR) 69,462 $ 1,041,235
PRIO SA/Brazil * 14,100 132,515
Sao Martinho SA 9,100 71,379
SLC Agricola SA 5,581 43,922
Suzano SA 23,350 253,224
Vale SA (ADR) 105,911 1,419,207
Wheaton Precious Metals
Corp. (USD) 9,653 391,429
Yara International ASA (NOK) 9,507 360,863
4,395,020
British Virgin Islands : 0.0%
Lee & Man Paper
Manufacturing Ltd. (HKD) 35,700 10,408
Nine Dragons Paper
Holdings Ltd. (HKD) 47,157 26,447
36,855
Canada : 8.2%
Agnico Eagle Mines Ltd.
(USD) 10,530 478,588
Alamos Gold, Inc. 8,413 95,331
Algonquin Power & Utilities
Corp. † 8,027 47,734
AltaGas Ltd. † 5,216 100,501
ARC Resources Ltd. † 11,325 181,602
B2Gold Corp. 27,344 78,877
Ballard Power Systems,
Inc. * † 2,818 10,422
Barrick Gold Corp. (USD) 37,211 541,420
Boralex, Inc. 1,175 25,360
Cameco Corp. (USD) † 10,062 398,858
Canadian Natural Resources
Ltd. (USD) 19,884 1,285,898
Canadian Solar, Inc. (USD) *
† 594 14,618
Canadian Utilities Ltd. 2,311 49,057
Canfor Corp. * † 1,755 21,899
Cenovus Energy, Inc. † 25,093 524,874
Emera, Inc. † 5,091 178,561
Enbridge, Inc. (USD) † 37,693 1,251,031
Filo Corp. * 1,838 27,584
First Majestic Silver Corp. † 5,981 30,790
Franco-Nevada Corp. 4,069 545,734
Innergex Renewable Energy,
Inc. † 1,766 13,284
Ivanhoe Mines Ltd. * † 13,326 114,730
Kinross Gold Corp. (USD) 25,937 118,273
Lundin Gold, Inc. 2,047 23,089
Maple Leaf Foods, Inc. † 4,208 81,234
Northland Power, Inc. 2,928 47,905
Novagold Resources, Inc.
(USD) * † 4,884 18,755
Nutrien Ltd. (USD) 28,946 1,787,705
Osisko Gold Royalties Ltd. † 3,925 46,305
Pan American Silver Corp.
(USD) 7,764 112,423
Pembina Pipeline Corp. 10,235 309,170
Sandstorm Gold Ltd. † 5,223 24,531
SSR Mining, Inc. (USD) † 4,319 57,399

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Number
of Shares Value
Canada (continued)
Stella-Jones, Inc. 1,799 $ 86,916
Suncor Energy, Inc. (USD) 24,258 833,990
TC Energy Corp. (USD) † 18,641 641,437
Teck Resources Ltd. (USD) 11,804 508,634
Tourmaline Oil Corp. † 5,951 300,851
TransAlta Renewables, Inc. 1,242 11,290
West Fraser Timber Co. Ltd. 1,712 124,867
11,151,527
Chile : 0.6%
Empresas CMPC SA 33,231 60,860
Empresas Copec SA 6,929 48,864
Hortifrut SA 14,490 21,272
Lundin Mining Corp. (CAD) 15,221 114,045
Sociedad Quimica y Minera
de Chile SA (ADR) 8,362 498,961
744,002
China : 1.7%
Aluminum Corp. of China
Ltd. (HKD) 87,000 48,390
Angang Steel Co. Ltd. (HKD) 32,240 8,039
Beijing Enterprises Water
Group Ltd. (HKD) 48,400 10,534
China Coal Energy Co. Ltd.
(HKD) 36,900 28,888
China Gas Holdings Ltd.
(HKD) 50,200 47,314
China Hongqiao Group Ltd.
(HKD) † 60,600 59,004
China Longyuan Power
Group Corp. Ltd. (HKD) 37,229 32,284
China Petroleum & Chemical
Corp. (HKD) 448,827 244,082
China Shenhua Energy Co.
Ltd. (HKD) 62,691 202,831
CMOC Group Ltd. (HKD) 86,100 54,922
ENN Energy Holdings Ltd.
(HKD) 14,200 116,997
Guangdong Investment Ltd.
(HKD) 34,000 25,911
Hong Kong & China Gas Co.
Ltd. (HKD) 202,105 140,606
Jiangxi Copper Co. Ltd. (HKD) 25,100 39,148
JinkoSolar Holding Co. Ltd.
(ADR) * † 582 17,675
Kunlun Energy Co. Ltd. (HKD) 68,400 58,855
Maanshan Iron & Steel Co.
Ltd. (HKD) † 32,300 5,303
PetroChina Co. Ltd. (HKD) 387,840 290,626
Power Assets Holdings Ltd.
(HKD) 25,300 122,173
Shandong Gold Mining Co.
Ltd. (HKD) 144A 14,750 27,749
United Tractors Tbk PT (IDR) 26,400 48,167
Wilmar International Ltd.
(SGD) 102,964 280,626
XINYI ENERGY HOLDINGS
LTD (HKD) † 24,000 5,113
Xinyi Solar Holdings Ltd.
(HKD) 52,000 38,650
Number
of Shares Value
China (continued)
Yankuang Energy Group Co.
Ltd. (HKD) † 40,899 $ 77,145
Zhaojin Mining Industry Co.
Ltd. (HKD) 27,000 37,217
Zijin Mining Group Co. Ltd.
(HKD) 122,561 185,781
2,254,030
Colombia : 0.3%
Ecopetrol SA (ADR) † 38,375 444,383
Underline
Cyprus : 0.0%
Novolipetsk Steel PJSC
(RUB) * 26,910 0
Underline
Czech Republic : 0.1%
CEZ AS 2,912 124,055
Underline
Denmark : 0.4%
Bakkafrost P/F (NOK) 2,909 149,058
Orsted AS 144A 2,197 119,715
Vestas Wind Systems A/S * 11,373 243,701
512,474
Egypt : 0.0%
Abou Kir Fertilizers &
Chemical Industries 16,133 35,008
Centamin Plc (GBP) 24,682 25,089
60,097
Finland : 0.8%
Kemira Oyj 3,369 52,458
Metsa Board Oyj † 4,790 38,506
Neste Oyj † 7,850 266,246
Stora Enso Oyj † 17,692 222,055
UPM-Kymmene Oyj 16,236 556,723
1,135,988
France : 2.4%
Aguas Andinas SA (CLP) 30,990 9,296
Eramet SA 188 14,307
Neoen SA 144A 919 26,763
TotalEnergies SE 43,932 2,892,597
Veolia Environnement SA 8,088 234,125
Voltalia SA * † 386 4,183
3,181,271
Germany : 2.6%
Aurubis AG 694 51,279
Bayer AG 57,528 2,766,666
E.ON SE 25,830 305,899
Encavis AG * 1,356 19,056
K+S AG 10,863 196,729
Nordex SE * 1,370 16,833
Siemens Energy AG * 9,579 125,017
SMA Solar Technology AG * 164 10,622
Suedzucker AG 3,522 52,436
Uniper SE * 833 4,444
VERBIO Vereinigte
BioEnergie AG 228 9,164
3,558,145
Greece : 0.0%
Terna Energy SA 642 9,931
Underline

Number
of Shares Value
Hong Kong : 0.0%
China Resources Gas Group
Ltd. 16,600 $ 48,534
Underline
Hungary : 0.0%
MOL Hungarian Oil & Gas Plc 6,704 50,992
Underline
India : 2.6%
Reliance Industries Ltd.
(USD) 144A (GDR) 63,145 3,520,783
Underline
Indonesia : 0.2%
Adaro Energy Indonesia Tbk
PT 261,700 48,138
Aneka Tambang Tbk 179,300 20,983
Golden Agri-Resources Ltd.
(SGD) 367,119 71,227
Indah Kiat Pulp & Paper Tbk
PT 79,800 57,222
Merdeka Copper Gold Tbk
PT * 261,147 48,515
Vale Indonesia Tbk PT 49,100 17,897
263,982
Ireland : 0.2%
Dole Plc (USD) 3,587 41,537
Smurfit Kappa Group Plc
(GBP) 8,073 267,426
308,963
Israel : 0.2%
Energix-Renewable Energies
Ltd. 2,982 8,847
Enlight Renewable Energy
Ltd. * 1,329 21,003
ICL Group Ltd. 42,149 233,029
262,879
Italy : 0.6%
ACEA SpA † 448 4,879
Eni SpA 38,457 618,642
ERG SpA 648 15,626
Snam SpA 38,171 179,363
818,510
Japan : 2.4%
Chubu Electric Power Co.,
Inc. 11,700 149,154
Daio Paper Corp. † 2,400 19,667
ENEOS Holdings, Inc. 53,200 209,704
Idemitsu Kosan Co. Ltd. 3,500 80,353
Inpex Corp. 17,700 265,853
JFE Holdings, Inc. † 11,064 162,258
Kobe Steel Ltd. † 7,900 103,044
Kubota Corp. 54,000 795,529
Kumiai Chemical Industry
Co. Ltd. 4,100 30,417
Kurita Water Industries
Ltd. † 1,165 40,599
Maruha Nichiro Corp. 2,136 36,705
NH Foods Ltd. 4,600 137,769
Nippon Sanso Holdings
Corp. † 3,000 71,132
Nippon Steel Corp. † 18,100 424,660
Nisshin Seifun Group, Inc. 10,650 135,913
Number
of Shares Value
Japan (continued)
Nissui Corp. 15,714 $ 77,029
Oji Holdings Corp. 23,976 101,018
Sakata Seed Corp. 1,700 49,465
Sumitomo Forestry Co. Ltd. 4,283 108,788
Sumitomo Metal Mining Co.
Ltd. 5,300 155,865
Tokyo Gas Co. Ltd. 6,700 152,125
3,307,047
Kazakhstan : 0.2%
NAC Kazatomprom JSC (USD)
(GDR) 6,052 267,196
Underline
Liechtenstein : 0.1%
Antofagasta Plc (GBP) 7,785 135,195
Underline
Luxembourg : 0.2%
ArcelorMittal SA 10,737 269,193
Underline
Malaysia : 0.4%
IOI Corp. Bhd 128,394 108,670
Kuala Lumpur Kepong Bhd 24,678 112,341
Petronas Dagangan Bhd 4,000 19,066
Petronas Gas Bhd 12,500 44,833
PPB Group Bhd 26,400 87,039
Press Metal Aluminium
Holdings Bhd 74,700 74,792
QL Resources Bhd 58,200 67,679
United Plantations BHD 7,400 26,226
540,646
Mexico : 0.6%
Fresnillo Plc (GBP) 3,804 25,512
Gruma SAB de CV 10,585 181,800
Grupo Mexico SAB de CV 71,914 341,352
Industrias Penoles SAB de
CV * 4,032 47,666
Southern Copper Corp.
(USD) 1,992 149,978
746,308
Netherlands : 0.2%
OCI NV 5,295 147,447
Ternium SA (ADR) 4,580 182,742
330,189
Norway : 1.2%
Aker BP ASA 5,686 157,825
Austevoll Seafood ASA 5,076 35,755
Equinor ASA 14,686 483,814
Grieg Seafood ASA 2,679 19,688
Mowi ASA 25,959 461,239
NEL ASA * 19,414 15,162
Norsk Hydro ASA 30,284 190,506
Salmar ASA 3,717 189,248
Var Energi ASA 7,271 21,302
1,574,539
Peru : 0.0%
Cia de Minas Buenaventura
SAA (ADR) 5,867 49,987
Underline
Philippines : 0.0%
ACEN Corp. 110,000 9,534
Underline

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Number
of Shares Value
Poland : 0.2%
KGHM Polska Miedz SA 3,183 $ 81,155
Polski Koncern Naftowy
ORLEN SA 10,857 145,580
226,735
Portugal : 0.2%
EDP Renovaveis SA * 3,432 56,287
Galp Energia SGPS SA 8,895 131,941
Navigator Co. SA 6,663 25,144
213,372
Russia : 0.0%
Evraz Plc (GBP) *∞ 10,824 0
Gazprom PJSC ∞ 125,520 0
LUKOIL PJSC ∞ 3,739 0
MMC Norilsk Nickel PJSC *∞ 1,284 0
MMC Norilsk Nickel PJSC
(ADR) *∞ 17 0
Novatek PJSC ∞ 19,580 0
PhosAgro PJSC ∞ 4,623 0
PhosAgro PJSC (USD)
(GDR) ∞ 89 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
Polyus PJSC (USD) (GDR) *∞ 1,669 0
Ros Agro Plc (USD) (GDR) *∞ 4,076 0
Rosneft Oil Co. PJSC ∞ 13,000 0
Severstal PAO (USD)
(GDR) *∞ 4,118 0
Surgutneftegas PJSC ∞ 371,430 0
Tatneft PJSC (ADR) *∞ 2,680 0
0
Saudi Arabia : 0.0%
S-Oil Corp. (KRW) 769 44,976
Underline
Singapore : 0.2%
Charoen Pokphand
Indonesia Tbk PT (IDR) * 427,000 149,757
First Resources Ltd. 25,400 28,399
Keppel Infrastructure Trust 54,135 18,420
Olam Group Ltd. 51,409 39,448
236,024
South Africa : 1.1%
Anglo American Platinum
Ltd. 1,214 45,537
Anglo American Plc (GBP) 28,574 784,920
Gold Fields Ltd. (ADR) 19,074 207,144
Harmony Gold Mining Co.
Ltd. (ADR) 13,192 49,602
Impala Platinum Holdings
Ltd. † 19,202 100,527
Northam Platinum Holdings
Ltd. 6,742 41,090
Omnia Holdings Ltd. 9,763 29,197
Sasol Ltd. 10,845 149,617
Sibanye Stillwater Ltd. 60,105 92,735
1,500,369
South Korea : 0.7%
Coway Co. Ltd. 631 19,263
CS Wind Corp. 282 11,362
Hyundai Steel Co. 1,940 54,573
Number
of Shares Value
South Korea (continued)
Korea Zinc Co. Ltd. 202 $ 75,665
POSCO Holdings, Inc. 1,663 655,170
SK Innovation Co. Ltd. * 1,003 110,050
SK, Inc. 663 71,688
997,771
Spain : 1.4%
Atlantica Sustainable
Infrastructure Plc (USD) 781 14,917
Corp. ACCIONA Energias
Renovables SA † 665 17,153
Enagas SA 4,233 70,196
Iberdrola SA 117,783 1,319,207
Repsol SA 23,564 388,154
SOLARIA ENERGIA Y MEDIO
AMBI * † 922 14,257
1,823,884
Sweden : 0.8%
Billerud AB 6,959 64,779
Boliden AB 6,167 177,973
Epiroc AB 11,593 221,362
Holmen AB 2,827 110,507
Husqvarna AB † 20,041 153,800
SSAB AB 14,329 79,052
Svenska Cellulosa AB SCA † 18,271 251,581
1,059,054
Switzerland : 0.1%
Bucher Industries AG 384 146,573
Underline
Taiwan : 0.3%
China Steel Corp. 269,672 211,028
Formosa Petrochemical
Corp. 21,520 53,729
Sinon Corp. 22,600 25,621
Taiwan Fertilizer Co. Ltd. 43,400 79,225
369,603
Tanzania : 0.1%
Anglogold Ashanti Plc (USD) 8,959 141,552
Underline
Thailand : 0.5%
B Grimm Power PCL (NVDR) 30,400 23,955
Charoen Pokphand Foods
PCL (NVDR) 267,700 152,026
Energy Absolute PCL (NVDR) 24,400 34,069
PTT Exploration &
Production PCL (NVDR) 25,700 119,920
PTT Oil & Retail Business PCL
(NVDR) 51,000 26,140
PTT PCL (NVDR) 254,100 233,048
SCG Packaging PCL (NVDR) 36,300 37,967
627,125
Turkey : 0.3%
Eldorado Gold Corp. (USD) * 4,289 38,215
Eregli Demir ve Celik
Fabrikalari TAS * 34,918 56,564
Gubre Fabrikalari TAS * 4,700 61,791
Hektas Ticaret TAS * 60,015 58,777
Iskenderun Demir ve Celik
AS * 3,465 5,260
Koza Altin Isletmeleri AS 20,343 21,314

Number
of Shares Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS 16,430 $ 95,198
337,119
United Kingdom : 6.0%
BP Plc 309,803 1,997,706
Centrica Plc 101,738 191,431
CNH Industrial NV (USD) 54,539 659,922
DS Smith Plc 42,599 148,628
Endeavour Mining Plc (CAD) 3,950 77,773
Genus Plc 3,803 97,034
Kumba Iron Ore Ltd. (ZAR) 1,308 31,590
Mondi Plc 14,908 248,785
Pennon Group Plc 3,031 21,647
ReNew Energy Global Plc
(USD) * † 1,511 8,205
Severn Trent Plc 2,714 78,283
Shell Plc 121,116 3,840,092
SSE Plc 19,843 388,993
TechnipFMC Plc (USD) 8,070 164,144
United Utilities Group Plc 7,812 90,301
8,044,534
United States : 49.6%
A.O. Smith Corp. 1,428 94,434
Advanced Drainage Systems,
Inc. 788 89,698
AGCO Corp. 3,642 430,776
Alcoa Corp. 4,123 119,814
Ameresco, Inc. * † 372 14,344
American States Water Co. 427 33,596
American Vanguard Corp. 1,605 17,543
American Water Works Co.,
Inc. 2,266 280,599
Andersons, Inc. 1,866 96,118
Antero Resources Corp. * 5,169 131,189
APA Corp. 5,708 234,599
Archer-Daniels-Midland Co. 31,159 2,350,012
ATI, Inc. * † 2,963 121,927
Atmos Energy Corp. 2,763 292,685
Baker Hughes Co. 18,822 664,793
Boise Cascade Co. 1,219 125,606
Bunge Ltd. 8,704 942,208
California Water Service
Group 667 31,556
Cal-Maine Foods, Inc. 2,388 115,627
CF Industries Holdings, Inc. 11,247 964,318
ChampionX Corp. 3,641 129,692
Cheniere Energy, Inc. 4,421 733,709
Chesapeake Energy Corp. † 2,054 177,116
Chevron Corp. 35,598 6,002,535
Chord Energy Corp. 748 121,228
Civitas Resources, Inc. † 1,444 116,776
Clearway Energy, Inc. 940 19,890
Cleveland-Cliffs, Inc. * 11,596 181,246
Commercial Metals Co. 2,696 133,209
ConocoPhillips 22,326 2,674,655
Corteva, Inc. 41,499 2,123,089
Coterra Energy, Inc. 13,808 373,506
Darling Ingredients, Inc. * 9,211 480,814
Deere & Co. 15,987 6,033,174
Number
of Shares Value
United States (continued)
Devon Energy Corp. 11,881 $ 566,724
Diamondback Energy, Inc. 3,173 491,434
Elanco Animal Health, Inc. * 28,678 322,341
EOG Resources, Inc. 10,828 1,372,557
EQT Corp. † 6,793 275,660
Essential Utilities, Inc. 3,078 105,668
Exxon Mobil Corp. 74,625 8,774,408
Farmland Partners, Inc. † 2,592 26,594
First Solar, Inc. * 1,180 190,676
FMC Corp. 7,260 486,202
Franklin Electric Co., Inc. 463 41,314
Freeport-McMoRan, Inc. 32,966 1,229,302
Fresh Del Monte Produce,
Inc. 2,206 57,003
Graphic Packaging Holding
Co. 9,471 211,014
Green Plains, Inc. * 670 20,167
Halliburton Co. 16,710 676,755
Hecla Mining Co. 12,237 47,847
Hess Corp. 5,178 792,234
HF Sinclair Corp. 2,957 168,342
Howmet Aerospace, Inc. 9,548 441,595
Imperial Oil Ltd. 3,419 210,576
Ingredion, Inc. 3,729 366,934
International Paper Co. 10,686 379,032
Itron, Inc. * 526 31,865
Kinder Morgan, Inc. 36,273 601,406
Lindsay Corp. 640 75,315
Louisiana-Pacific Corp. 2,219 122,644
LSB Industries, Inc. * 2,657 27,181
Marathon Oil Corp. 11,257 301,125
Marathon Petroleum Corp. 7,448 1,127,180
Matador Resources Co. 2,046 121,696
Mission Produce, Inc. * † 2,476 23,968
Mosaic Co. 19,328 688,077
Murphy Oil Corp. 2,765 125,393
Murphy USA, Inc. 365 124,731
National Fuel Gas Co. 1,641 85,184
New Fortress Energy, Inc. † 1,959 64,216
Newmont Corp. 16,937 625,822
NextEra Energy, Inc. 23,491 1,345,799
NiSource, Inc. 7,685 189,666
Noble Corp. Plc 2,007 101,655
NOV, Inc. 7,298 152,528
Nucor Corp. 5,764 901,201
Occidental Petroleum Corp. 16,461 1,067,990
ONEOK, Inc. 8,313 527,294
Ormat Technologies, Inc. † 702 49,084
Ovintiv, Inc. 3,878 184,476
Packaging Corp. of America 2,745 421,495
Pentair Plc 1,918 124,191
PG&E Corp. * 36,697 591,923
Phillips 66 8,288 995,803
Pilgrim's Pride Corp. * 2,345 53,536
Pioneer Natural Resources
Co. 4,324 992,574
Plug Power, Inc. * † 6,252 47,515
PotlatchDeltic Corp. 2,431 110,343

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Number
of Shares Value
United States (continued)
Primo Water Corp. 1,798 $ 24,812
Range Resources Corp. 4,370 141,632
Rayonier, Inc. 4,585 130,489
Reliance Steel & Aluminum
Co. 1,356 355,584
Reliance Worldwide Corp.
Ltd. (AUD) 7,876 19,647
Royal Gold, Inc. 1,398 148,649
Schlumberger NV 26,469 1,543,143
Scotts Miracle-Gro Co. † 2,433 125,737
Seaboard Corp. 15 56,295
SJW Group 337 20,257
SolarEdge Technologies,
Inc. * 655 84,829
Southern Co. 20,316 1,314,852
Southwestern Energy Co. * 19,312 124,562
Steel Dynamics, Inc. 3,618 387,922
SunPower Corp. * † 1,005 6,201
Sunrun, Inc. * † 2,459 30,885
Sylvamo Corp. 1,093 48,026
Targa Resources Corp. 4,101 351,538
Tenaris SA (ADR) 13,751 434,532
The Williams Companies, Inc. 22,615 761,899
Toro Co. 6,056 503,254
Tractor Supply Co. † 6,350 1,289,368
Transocean Ltd. * 12,574 103,233
Tyson Foods, Inc. 16,317 823,845
UGI Corp. 3,884 89,332
United States Steel Corp. 5,130 166,622
Valero Energy Corp. 6,561 929,759
Vital Farms, Inc. * 1,512 17,509
Watts Water Technologies,
Inc. 314 54,266
Westrock Co. 7,846 280,887
Weyerhaeuser Co. 22,719 696,565
Xylem, Inc. 2,800 254,884
67,030,351
Zambia : 0.2%
First Quantum Minerals Ltd.
(CAD) † 12,962 307,656
Underline
Total Common Stocks
(Cost: $128,407,740) 133,314,765
PREFERRED SECURITIES : 0.1%
(Cost: $97,221)
Brazil : 0.1%
Klabin SA 101,700 97,327
Underline
MASTER LIMITED PARTNERSHIPS : 1.4%
United States : 1.4%
CVR Partners LP 381 31,474
Energy Transfer LP 49,055 688,242
Enterprise Products Partners
LP 26,502 725,360
MPLX LP 6,112 217,404
Number
of Shares Value
United States (continued)
Plains All American Pipeline
LP 8,323 $ 127,508
Western Midstream Partners
LP 3,586 97,647
Underline
Total Master Limited Partnerships
(Cost: $1,838,021) 1,887,635
Total Investments Before Collateral for
Securities Loaned: 100.1%
(Cost: $130,342,982) 135,299,727
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.4%
Money Market Fund: 1.4%
(Cost: $1,874,820)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,874,820 1,874,820
Total Investments: 101.5%
(Cost: $132,217,802) 137,174,547
Liabilities in excess of other assets: (1.5)% (1,989,469)
NET ASSETS: 100.0% $ 135,185,078

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
CAD Canadian Dollar
CLP Chilean Peso
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
KRW Korean Won
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
RUB Russian Ruble
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
† Security fully or partially on loan. Total market value of securities on loan is $7,809,278.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,695,010, or 2.7% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Energy 46.8% $ 63,326,660
Materials 26.8 36,255,167
Industrials 8.1 10,975,032
Utilities 7.2 9,747,702
Consumer Staples 6.5 8,798,011
Health Care 2.3 3,186,041
Consumer Discretionary 1.2 1,568,291
Real Estate 0.7 963,991
Information Technology 0.3 388,936
Financials 0.1 89,896
100.0% $ 135,299,727
*
See Schedule of Investments for geographic sector breakouts.